Notes Receivable (Details)		3 Months Ended		6 Months Ended			12 Months Ended
	Jan. 12, 2017 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2019 USD ($) shares	Jun. 30, 2018 USD ($)	Jul. 15, 2016 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2016 USD ($)	Jul. 18, 2016 USD ($)
Deferred revenue, current		$ 10,156,000		$ 10,156,000			$ 15,256,000
Deferred revenue, noncurrent		3,880,000		3,880,000			4,366,000
Net proceeds on sale								$ 20,842,000
Loss on sale of securities								$ (19,435,000)
Non-cash interest income		1,791,000	$ 985,000	3,534,000	$ 1,947,000
Net cash proceeds from sale of vessels				5,978,000	0
Notes receivable, current		4,745,000		4,745,000			4,764,000
Notes receivable, net of current portion		$ 9,673,000		$ 9,673,000			11,629,000
Sale of MSC Cristina
Debt Instrument Interest Rate		6.00%		6.00%
Non-cash interest income				$ 245,000	388,000
Gross sale price	$ 126,000,000
Net cash proceeds from sale of vessels	107,250,000
Notes receivable, net	$ 18,750,000
Notes receivable, current		$ 4,687,000		4,687,000
Notes receivable, net of current portion		2,344,000		$ 2,344,000
Repayment installments				16
Repayment frequency				quarterly
Accrued interest income		57,000	$ 94,000	$ 57,000	94,000
Hyundai Merchant Marine Co., Ltd.
Deferred revenue, current		6,672,000		6,672,000			12,101,000
Deferred revenue, noncurrent		$ 3,880,000		3,880,000			4,366,000
Trading Securities									$ 40,277,000
Unsecured Notes									$ 6,074,000
Deferred revenue amortization				6,058,000	6,001,000
Notes receivable				7,329,000			$ 6,942,000
Hyundai Merchant Marine Co., Ltd. | Interest Income and Discount Unwinding
Non-cash interest income				246,000	$ 207,000
Hyundai Merchant Marine Co., Ltd. | Containerships | Restructuring Agreement
Charter Revenue						$ 38,461,000
Hyundai Merchant Marine Co., Ltd. | July 18, 2016 until December 31, 2019 | Restructuring Agreement
Charter Revenue				$ 24,400
Effective Date of Arrangements				Jul. 18, 2016
Termination date				Dec. 31, 2019
Hyundai Merchant Marine Co., Ltd. | From January 1, 2020 and thereafter | Restructuring Agreement
Charter Revenue				$ 30,500
Effective Date of Arrangements				Jan. 01, 2020
Hyundai Merchant Marine Co., Ltd. | Senior Notes | Containerships | Restructuring Agreement
Trading securities equity number of shares | shares				3,657
Proceeds From Debt				$ 7,692,000
Debt Instrument Interest Rate		3.00%		3.00%
Maturity Date				Jul. 31, 2024